PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,020
Balance	2,304	$ 2,020
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6,522	6,068
Disposals	(38)	(62)
Additions	792	522
Foreign currency translation	(2)	(6)
Balance	7,274	6,522
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	243	248
Disposals		(7)
Additions	60	7
Foreign currency translation	(2)	(5)
Balance	301	243
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,054	3,561
Disposals
Additions	480	493
Foreign currency translation
Balance	4,534	4,054
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102	139
Disposals	(38)	(55)
Additions	60	19
Foreign currency translation		(1)
Balance	124	102
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,123	2,120
Disposals
Additions	192	3
Foreign currency translation
Balance	2,315	2,123
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,502	4,144
Disposals	(38)	(62)
Additions	508	425
Foreign currency translation	(2)	(5)
Balance	4,970	4,502
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	161	154
Disposals		(7)
Additions	16	18
Foreign currency translation	(2)	(4)
Balance	175	161
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,153	1,802
Disposals
Additions	453	351
Foreign currency translation
Balance	2,606	2,153
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	70	93
Disposals	(38)	(55)
Additions	28	33
Foreign currency translation		(1)
Balance	60	70
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,118	2,095
Disposals
Additions	11	23
Foreign currency translation
Balance	2,129	2,118
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,020
Balance	2,304	2,020
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	82
Balance	126	82
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,901
Balance	1,928	1,901
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	32
Balance	64	32
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5
Balance	$ 186	$ 5